UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS Funds
(Exact name of registrant as specified in charter)

1939 Friendship Drive.
Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
April 30, 2017

TICKER ENSBX

Ensemble Fund (Unaudited)

PERFORMANCE INFORMATION

April 30, 2017 NAV $11.44

TOTAL RETURNS AS OF APRIL 30, 2017

		Since
	1 Year(A)	Inception(A)
Ensemble Fund	22.59%	10.52%
S&P 500® Index (B)	17.92%	11.12%

Annual Fund Operating Expense Ratio (from 2/28/2017 Prospectus): 1.00%

The Fund’s current annualized expense ratio for the six month period ended April 30, 2017 can be found in the financial highlights included within this report.

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Ensemble Fund commenced operations on November 2, 2015.

(B)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-785-8165. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2017 Semi-Annual Report 1

Ensemble Fund (Unaudited)

                                                           Ensemble Fund
                                        by Sectors (as a percentage of Net Assets)
                                                                April 30, 2017

                               * Net Cash represents cash and other assets in excess of liabilities.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines

Ensemble Capital Management, LLC, the Fund’s investment adviser (“Adviser”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.ensemblefund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, is available without charge, upon request, by calling our toll free number (1-800-785-8165). This information is also available on the SEC’s website at http://www.sec.gov.

2017 Semi-Annual Report 2

Expense Example
(Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management fees. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. Additionally, your account will be indirectly subject to the expenses of any underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on November 1, 2016 and held through April 30, 2017.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.” The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or the charges assessed by Mutual Shareholder Services, LLC as described above and expenses of any underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	November 1, 2016
	November 1, 2016	April 30, 2017	to April 30, 2017

Actual	$1,000.00	$1,105.67	$5.22

Hypothetical	$1,000.00	$1,019.84	$5.01
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2017 Semi-Annual Report 3

Ensemble Fund
		Schedule of Investments
		April 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Aircraft Part & Auxiliary Equipment, NEC
4,510	TransDigm Group Incorporated	$1,112,752	7.70%
Banks
7,550	First Republic Bank	698,073	4.83%
Beverages
4,420	PepsiCo, Inc.	500,698	3.46%
Cable & Other Pay Television Services
22,820	Discovery Communications, Inc. - Class A *	656,760	4.54%
Electronic Computers
4,430	Apple Inc.	636,370	4.41%
Industrial Instruments for Measurement, Display and Control
15,890	Sensata Technologies Holding N.V. * (Netherlands)	654,350	4.53%
Oil & Gas Field Machinery & Equipment
39,750	NOW Inc. *	676,147	4.68%
Ophthalmic Goods
4,720	Luxottica Group S.p.A. **	272,816	1.89%
Pharmaceutical Preparations
2,170	Prestige Brands Holdings, Inc. *	124,580	0.86%
Retail - Jewelry Stores
2,980	Tiffany & Co.	273,117	1.89%
Retail - Women's Clothing Stores
19,650	L Brands, Inc.	1,037,717	7.18%
Rubber & Plastics Footwear
4,650	NIKE, Inc.	257,657	1.78%
Security Brokers, Dealers & Flotation Companies
17,120	The Charles Schwab Corporation	665,112	4.60%
Services - Business Services, NEC
14,590	Broadridge Financial Solutions, Inc.	1,020,424
8,740	MasterCard Incorporated - Class A	1,016,637
		2,037,061	14.10%
Services - Computer Integrated Systems Design
3,440	Cerner Corporation *	222,740	1.54%
Services - Computer Programming, Data Processing, Etc.
670	Alphabet Inc. - Class A *	619,428	4.29%
Services - Engineering, Accounting, Research, Management
17,280	Paychex, Inc.	1,024,358	7.09%
Services - Management Services
14,600	The Advisory Board Company *	746,060	5.16%
Services - Prepackaged Software
13,570	Oracle Corporation	610,107	4.22%
Title Insurance
14,730	First American Financial Corporation	639,429	4.43%
Trucking (No Local)
9,690	Landstar System, Inc.	828,011	5.73%
Total for Common Stocks (Cost - $12,905,585)		14,293,343	98.91%
Other Assets in Excess of Liabilities		157,947	1.09%
Net Assets		$14,451,290	100.00%

* Non-Income Producing Security. ** ADR - American Depositary Receipt. The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 4

Ensemble Fund

Statement of Assets and Liabilities (Unaudited)
April 30, 2017

Assets:
Investment Securities at Fair Value	$14,293,343
(Cost - $12,905,585)
Cash	241,730
Receivable for Securities Sold	81,648
Dividend Receivable	3,356
Total Assets	14,620,077
Liabilities:
Payable to Adviser (Note 4)	11,379
Payable for Securities Purchased	157,408
Total Liabilities	168,787
Net Assets	$14,451,290

Net Assets Consist of:
Paid In Capital	$12,793,391
Accumulated Undistributed Net Investment Income (Loss)	2,382
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	267,759
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	1,387,758
Net Assets, for 1,263,234 Shares Outstanding	$14,451,290
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($14,451,290/1,263,234 shares)	$11.44
Redemption Price * ($11.44 x 0.98) (Note 2)	$11.21

Statement of Operations (Unaudited)
For the six month period ended April 30, 2017

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$64,807
Interest	1
Total Investment Income	64,808
Expenses:
Management Fees (Note 4)	58,120
Total Expenses	58,120

Net Investment Income (Loss)	6,688

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	285,536
Net Change in Unrealized Appreciation (Depreciation) on Investments	850,840
Net Realized and Unrealized Gain (Loss) on Investments	1,136,376

Net Increase (Decrease) in Net Assets from Operations	$1,143,064

* Reflects a 2% redemption fee if shares are redeemed within 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 5

Ensemble Fund

Statements of Changes in Net Assets	(Unaudited)
	11/1/2016		11/2/2015*
	to		to
	4/30/2017		10/31/2016
From Operations:
Net Investment Income (Loss)	$6,688		$53,446
Net Realized Gain (Loss) on Investments	285,536		73,299
Change in Net Unrealized Appreciation (Depreciation)	850,840		536,918
Increase (Decrease) in Net Assets from Operations	1,143,064		663,663
From Distributions to Shareholders:
Net Investment Income	(57,807)		-
Net Realized Gain from Security Transactions	(91,076)		-
Change in Net Assets from Distributions	(148,883)		-
From Capital Share Transactions:
Proceeds From Sale of Shares	4,795,559		8,311,904
Proceeds From Redemption Fees (Note 2)	-		-
Shares Issued on Reinvestment of Dividends	148,883		-
Cost of Shares Redeemed	(334,306)		(128,594)
Net Increase (Decrease) from Shareholder Activity	4,610,136		8,183,310

Net Increase (Decrease) in Net Assets	5,604,317		8,846,973

Net Assets at Beginning of Period	8,846,973		-
Net Assets at End of Period (Including Accumulated Undistributed
Net Investment Income (Loss) of $2,382 and $53,501, respectively)	$14,451,290		$8,846,973

Share Transactions:
Issued	437,365		855,724
Reinvested	13,747		-
Redeemed	(30,360)		(13,242)
Net Increase (Decrease) in Shares	420,752		842,482
Shares Outstanding Beginning of Period	842,482		-
Shares Outstanding End of Period	1,263,234		842,482

Financial Highlights
Selected data for a share outstanding throughout the period:	(Unaudited)
	11/1/2016		11/2/2015*
	to		to
	4/30/2017		10/31/2016
Net Asset Value -
Beginning of Period	$10.50		$10.00
Net Investment Income (Loss) (a)	0.01		0.09
Net Gain (Loss) on Securities
(Realized and Unrealized)	1.09		0.41
Total from Investment Operations	1.10		0.50
Distributions (From Net Investment Income)	(0.06)		-
Distributions (From Realized Capital Gains)	(0.10)		-
Total Distributions	(0.16)		-
Net Asset Value -
End of Period	$11.44		$10.50
Total Return (b)	10.57%	**	5.00%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$14,451		$8,847
Ratio of Expenses to Average Net Assets	1.00%	***	1.00%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.12%	***	0.92%	***
Portfolio Turnover Rate	17.84%	**	31.91%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 6

NOTES TO THE FINANCIAL STATEMENTS
ENSEMBLE FUND
April 30, 2017
(Unaudited)

1.) ORGANIZATION
The Ensemble Fund (the “Fund”) was organized as a non-diversified series of PFS Funds (the “Trust”) on September 23, 2015 and commenced operations on November 2, 2015. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, as amended on January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of April 30, 2017, there were eight series authorized by the Trust. The Fund’s objective is to seek long-term capital appreciation. The investment adviser to the Fund is Ensemble Capital Management, LLC (the “Adviser”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”)(normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six month period ended April 30, 2017, proceeds from redemption fees were $0.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s initial tax return. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended April 30, 2017, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

2017 Semi-Annual Report 7

Notes to the Financial Statements (Unaudited) - continued

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. The differences between book and tax basis are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER
The Fund records security transactions based on a trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices in active markets included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

2017 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks (including ADRs)	$14,293,343	$0	$0	$14,293,343
Total	$14,293,343	$0	$0	$14,293,343

The Fund did not hold any Level 3 assets during the six month period ended April 30, 2017. There were no transfers into or out of level 1 and level 2 during the six month period ended April 30, 2017. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the six month period ended April 30, 2017.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Adviser. The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment, and executive personnel necessary for managing the Fund and pays the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, fees and expenses of acquired funds, fees pursuant to Rule 12b-1 distribution plans, and extraordinary or non-recurring expenses. For its services the Adviser receives an investment management fee equal to 1.00% of the average daily net assets of the Fund.

As a result of the above calculation, for the six month period ended April 30, 2017, the Adviser earned management fees totaling $58,120. At April 30, 2017, the Fund owed $11,379 to the Adviser.

5.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Adviser.

The Trustees who are not interested persons of the Fund were each paid $750, for a total of $2,250, in Trustees’ fees for the six month period ended April 30, 2017 by the Adviser.

2017 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

6.) PURCHASES AND SALES OF SECURITIES
For the six month period ended April 30, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $6,512,041 and $2,055,348, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2017, Charles Schwab & Co., Inc., for the benefit of its customers, held, in aggregate, 85.44% of the shares in the Fund. The Trust does not know whether any underlying accounts of Charles Schwab & Co., Inc. owned or controlled 25% or more of the voting securities of the Fund.

8.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at April 30, 2017 was $12,905,585. At April 30, 2017, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation/(Depreciation)
$1,695,446	($307,688)	$1,387,758

The tax character of distributions was as follows:

	Six Months Ended	November 2, 2015 through
	April 30, 2017	October 31, 2016
Ordinary Income	$ 148,883	$ 0
Long-term Capital Gain	0	0
	$ 148,883	$ 0

As of April 30, 2017, there were no differences between book basis and tax basis unrealized appreciation.

9.) PROXY VOTING RESULTS
On February 10, 2017, a special meeting of the shareholders of the Fund was held at the offices of Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 for the following purpose:

1.	To approve an investment advisory agreement with respect to the Fund between Ensemble Capital Management, LLC and the Trust.

Below are the voting results from the special meeting:

1. Approval of investment advisory agreement: For	752,252
Against	0
Abstain	0

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there have been no events requiring adjustment or additional disclosure in the financial statements.

2017 Semi-Annual Report 10

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2017 Semi-Annual Report 11

ADDITIONAL INFORMATION
April 30, 2017
(Unaudited)

APPROVAL OF NEW MANAGEMENT AGREEMENT BETWEEN THE TRUST AND ENSEMBLE CAPITAL MANAGEMENT, LLC ON BEHALF OF THE ENSEMBLE FUND
On December 7, 2016, the Board of Trustees (the “Board” or the “Trustees”) reviewed and discussed the approval of the new management agreement (the “New Agreement”) between Ensemble Capital Management, LLC (“Ensemble”) and the Trust with respect to the Ensemble Fund. It was noted that the New Agreement was needed due to a change of control that may occur at Ensemble when a shifting of ownership interests (i.e., the Transaction). The Board discussed the arrangements between Ensemble and the Trust with respect to the Ensemble Fund. The Board reflected on its discussions with a representative from Ensemble earlier in the Meeting regarding the New Agreement and the manner in which the Ensemble Fund was to be managed following the Transaction. Counsel referred the Board to the Board Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the New Agreement, a letter from Counsel to Ensemble and its respective responses thereto, financial information, a copy of Ensemble’s Form ADV, and a fee comparison analysis of the Ensemble Fund and comparable mutual funds, as well as information about the Transaction. Counsel reviewed with the Board the memorandum from them and the New Agreement and outlined the various factors the Board should consider in deciding whether to approve the New Agreement. It was noted that the terms of the New Agreement were identical to those of the existing management agreement.

In deciding whether to approve the New Agreement, the Trustees considered numerous factors, including:

1. The nature, extent, and quality of the services to be provided by Ensemble.

In this regard, the Board considered the responsibilities of Ensemble under the New Agreement before, as well as those as anticipated after, the Transaction. The Board reviewed the services to be provided by Ensemble to the Ensemble Fund after the Transaction including, without limitation, the procedures for formulating investment recommendations and assuring compliance with the Ensemble Fund’s investment objectives and limitations, the efforts of Ensemble during the Ensemble Fund’s start-up phase to date and its anticipated efforts after the Transaction, its coordination of services for the Ensemble Fund among the service providers, and the anticipated efforts after the Transaction of Ensemble to promote the Ensemble Fund and grow its assets. The Board considered: Ensemble’s staffing and methods of operating; the education and experience of its personnel, and the compliance programs, policies, and procedures that would be relied upon by Ensemble. The Board noted that Ensemble had indicated there no material changes to the nature, extent and quality of services were anticipated, and that the circumstances that were resulting in the change in control of Ensemble would not affect in any manner the way in which the Ensemble Fund would be serviced by Ensemble. After reviewing the foregoing and further information from Ensemble, the Board concluded that the quality, extent, and nature of the services to be provided by Ensemble were satisfactory and adequate for the Ensemble Fund and that they would continue to be after the Transaction.

2. Investment Performance of the Ensemble Fund and Ensemble.

The Board noted that the Ensemble Fund had only recently commenced operations and thus did not have a very long period of investment performance information to review. The Board noted that the Ensemble Fund had returned 5.80% since inception on November 2, 2015 through September 30, 2016. The Board also noted the year to date performance of the Ensemble Fund as of September 30, 2016 and October 31, 2016 was 9.75% and 8.92%, respectively, which was above the relevant benchmark. The Ensemble Fund outperformed the average of the group of funds of similar size, style and objective categorized by Morningstar (the “Peer Group”) and the Morningstar Large Growth category (the “Category”) for the year to date period ended September 30, 2016. The Board also noted the Ensemble Fund’s outperformance of the benchmark and Category for shorter periods. The Board also noted that Ensemble manages an equity composite strategy in a manner that is substantially similar to that of the Ensemble Fund, and it noted the composite’s performance as of September 30, 2016, and for various periods including since inception as compared to its benchmark index. Based on the foregoing, the Board determined that the performance of the Ensemble Fund and that of Ensemble was satisfactory. The Board

2017 Semi-Annual Report 12

Additional Information (Unaudited) - continued

expressed the view that there was nothing to suggest that performance of the Ensemble Fund may suffer in the future as a result of the Transaction.

3. The costs of the services to be provided and profits to be realized by Ensemble from the relationship with the Ensemble Fund.

In this regard, the Board considered: the financial condition of Ensemble and the level of commitment to the Ensemble Fund by Ensemble’s principals; the projected asset levels of the Ensemble Fund; and the overall anticipated expenses of the Ensemble Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for Ensemble in managing the Ensemble Fund after the Transaction. The Board noted that there was not a proposed change in the advisory fees to be paid after the Transaction. The Board compared the fees and expenses of the Ensemble Fund (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that the advisory fee payable to Ensemble under the New Agreement was above the average of the Peer Group and the Category, but the fee payable to Ensemble was a unitary fee, which was, in their view, a less common contractual structure than others they believed to be generally represented in the Peer Group and Category (i.e., the Board expressed the view that many funds represented in the Peer Group and Category were likely to have contractual arrangements pursuant to which the investment adviser would be paid solely for advisory services rather than a unitary fee structure where the investment adviser is paid for the provision of, or arranging for the provision of, advisory and other operating services and is also required to assume most of the fund’s operating expenses). The Board determined that these advisory fees were within an acceptable range in light of the services to be rendered by Ensemble. The Board determined that the overall fee arrangements for Ensemble with respect to the Ensemble Fund were fair and reasonable and they expressed the view that they would continue to be so after the Transaction.

4. The extent to which economies of scale would be realized as the Ensemble Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Ensemble Fund’s investors.

In this regard, the Board considered the Ensemble Fund’s fee arrangements with Ensemble. The Board noted that the advisory fee would remain the same at various asset levels. It was noted that Ensemble was obligated to pay certain of the Ensemble Fund’s operating expenses which had the effect of limiting the overall fees paid by the Ensemble Fund. Following further discussion of the Ensemble Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Ensemble Fund’s fee arrangement with Ensemble was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Ensemble and that it would remain so after the Transaction.

5. Possible conflicts of interest and benefits to Ensemble.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Ensemble Fund; the basis of decisions to buy or sell securities for the Ensemble Fund; the method for bunching of portfolio securities transactions; the substance and administration of Ensemble’s Code of Ethics and other relevant policies described in Ensemble’s Form ADV. The Board noted that Ensemble has no affiliates. The Board also noted that potential conflicts could arise when Ensemble trades securities for the Ensemble Fund and other managed accounts, but they noted Ensemble’s procedures to address such conflicts. Following further consideration and discussion, the Board indicated that Ensemble’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory and would continue to be after the Transaction. The Board noted that Ensemble may utilize soft dollars. The Board also noted that Ensemble may realize benefits by virtue of investing all of a portion of separate accounts managed by Ensemble into the Ensemble Fund.

Next, the Independent Trustees met in executive session with Counsel to discuss the approval of the New Agreement. The officers of the Trust were excused during this discussion. Upon reconvening, it was the Board’s consensus to approve the New Agreement.

2017 Semi-Annual Report 13

Investment Adviser
Ensemble Capital Management, LLC

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM

Custodian
US Bank, N.A.

Distributor
Rafferty Capital Markets, LLC

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the Ensemble
Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Ensemble Fund www.ensemblefund.com 1-800-785-8165

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 6/26/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 6/26/17

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 6/26/17